Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash and Cash Equivalents [Table Text Block]
As of December 31, 2016, the balance of $3,007 (December 31, 2015 – $1,626) represents cash collateral for guarantee of two EPI sales contracts, which are restricted until January and June 2017.

	December 31,
	2016	2015
Restricted Cash	$3,007	$1,626